OTHER PAYABLES AND ACCRUALS	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUALS

NOTE 6 - OTHER PAYABLES AND ACCRUALS

Other payables and accruals consist of the followings:

	As of December 31,
	2023	2022
Accrued production cost	$252,569	$309,956
Accrued salary	177,995	161,761
Accrued social security benefits	110,906	105,155
Accrued utilities	34,683	25,817
Accrued business tax and others	49,198	75,283
Total	$625,350	$677,972